Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of notes payable
Notes payable consisted of the following as of December 31, 2025 and 2024 (in thousands):

	Notes Payable as of December 31, 2025			Notes Payable as of December 31, 2024
	Credit Agreement	Other Debt	Total	Credit Agreement	Other Debt	Total
Credit agreement	$15,338	$—	$15,338	$33,338	$—	$33,338
Other debt	—	42,056	42,056	—	19,801	19,801
Plus: exit fee due upon repayment of debt	3,098	—	3,098	3,098	—	3,098

Total notes payable principal outstanding	18,436	42,056	60,492	36,436	19,801	56,237
Less: unamortized deferred financing costs	—	—	—	(758)	—	(758)

Total notes payable	18,436	42,056	60,492	35,678	19,801	55,479
Less: current portion of notes payable	(4,250)	(2,722)	(6,972)	(4,733)	(1,289)	(6,022)

Notes payable, non-current	$14,186	$39,334	$53,520	$30,945	$18,512	$49,457

Schedule of maturities of long-term debt
At December 31, 2025, aggregate future principal payments are as follows (in thousands):

	As of December 31, 2025
	Credit Agreement	Other Debt	Total
2026	$4,250	$2,722	$6,972
2027	14,186	3,290	17,476
2028	—	3,749	3,749
2029	—	4,966	4,966
2030	—	5,112	5,112
Thereafter	—	22,217	22,217

Total	$18,436	$42,056	$60,492